UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bronson Point Management LLC
Address: 1960 Bronson Road
         Fairfield, CT 06824

Form 13F File Number: 28-14120

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Strober
Title:  Chief Operating Officer
Phone:  (203) 292-2850

Signature, Place, and Date of Signing:

/s/ Andrew Strober          Fairfield, Connecticut       May 6, 2011
-----------------------     ----------------------       -----------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $150,836 (thousands)


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                                  FORM 13F INFORMATION TABLE
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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ABERCROMBIE & FITCH CO        COM              002896207    1,027   17,500    SH         SOLE                   17,500
ABOVENET INC                  COM              00374N107      649   10,000    SH         SOLE                   10,000
ALLEGHENY TECHNOLOGIES INC    COM              01741R102    2,032   30,000    SH         SOLE                   30,000
AMERICAN SCIENCE & ENGR INC   COM              029429107    4,941   53,500    SH         SOLE                   53,500
AMERICAN TOWER CORP           CL A             029912201    1,036   20,000    SH         SOLE                   20,000
ARBITRON INC                  COM              03875Q108    2,002   50,000    SH         SOLE                   50,000
ASCENA RETAIL GROUP INC       COM              04351G101    1,053   32,500    SH         SOLE                   32,500
BE AEROSPACE INC              COM              073302101      888   25,000    SH         SOLE                   25,000
BED BATH & BEYOND INC         COM              075896100      965   20,000    SH         SOLE                   20,000
BJS WHOLESALE CLUB INC        COM              05548J106    7,079  145,000    SH         SOLE                  145,000
CARNIVAL CORP                 PAIRED CTF       143658300    6,905  180,000    SH         SOLE                  180,000
CARPENTER TECHNOLOGY CORP     COM              144285103    1,922   45,000    SH         SOLE                   45,000
CARTER INC                    COM              146229109      859   30,000    SH         SOLE                   30,000
CATERPILLAR INC DEL           COM              149123101      557    5,000    SH         SOLE                    5,000
COCA COLA CO                  COM              191216100    1,990   30,000    SH         SOLE                   30,000
COMCAST CORP NEW              CL A             20030N101    1,730   70,000    SH         SOLE                   70,000
COOPER TIRE & RUBR CO         COM              216831107      515   20,000    SH         SOLE                   20,000
COSTCO WHSL CORP NEW          COM              22160K105      990   13,500    SH         SOLE                   13,500
CREXUS INVT CORP              COM              226553105      857   75,000    SH         SOLE                   75,000
CUMMINS INC                   COM              231021106    2,466   22,500    SH         SOLE                   22,500
DANA HLDG CORP                COM              235825205    2,956  170,000    SH         SOLE                  170,000
DIGITALGLOBE INC              COM NEW          25389M877    5,606  200,000    SH         SOLE                  200,000
DOMINOS PIZZA INC             COM              25754A201    1,659   90,000    SH         SOLE                   90,000
FORD MTR CO DEL               COM PAR $0.01    345370860    7,828  525,000    SH         SOLE                  525,000
GAYLORD ENTMT CO NEW          COM              367905106    1,214   35,000    SH         SOLE                   35,000
GENERAL ELECTRIC CO           COM              369604103    4,511  225,000    SH         SOLE                  225,000
GEOEYE INC                    COM              37250W108      416   10,000    SH         SOLE                   10,000
GOODYEAR TIRE & RUBR CO       COM              382550101    3,371  225,000    SH         SOLE                  225,000
HOME DEPOT INC                COM              437076102    7,412  200,000    SH         SOLE                  200,000
HUGHES COMMUNICATIONS INC     COM              444398101    1,492   25,000    SH         SOLE                   25,000
INTERNATIONAL FLAVORS&FRAGRA  COM              459506101    5,919   95,000    SH         SOLE                   95,000
INTERVAL LEISURE GROUP INC    COM              46113M108      739   45,213    SH         SOLE                   45,213
ITT CORP NEW                  COM              450911102    2,102   35,000    SH         SOLE                   35,000
KNOLOGY INC                   COM              499183804    1,878  145,500    SH         SOLE                  145,500
LOWES COS INC                 COM              548661107    3,571  135,100    SH         SOLE                  135,100
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100      494   12,500    SH         SOLE                   12,500
MACYS INC                     COM              55616P104    2,183   90,000    SH         SOLE                   90,000
MCDONALDS CORP                COM              580135101    3,805   50,000    SH         SOLE                   50,000
NEWELL RUBBERMAID INC         COM              651229106    4,687  245,000    SH         SOLE                  245,000
NII HLDGS INC                 CL B NEW         62913F201    1,458   35,000    SH         SOLE                   35,000
NORDSTROM INC                 COM              655664100    1,032   23,000    SH         SOLE                   23,000
OCCIDENTAL PETE CORP DEL      COM              674599105    4,180   40,000    SH         SOLE                   40,000
OLIN CORP                     COM PAR $1       680665205      458   20,000    SH         SOLE                   20,000
PF CHANGS CHINA BISTRO INC    COM              69333Y108    2,425   52,500    SH         SOLE                   52,500
ROCK-TENN CO                  CL A             772739207    2,774   40,000    SH         SOLE                   40,000
ROSS STORES INC               COM              778296103    1,067   15,000    SH         SOLE                   15,000

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ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103    9,077  220,000    SH         SOLE                  220,000
SWIFT TRANSN CORP             CL A             87074U101      882   60,000    SH         SOLE                   60,000
TENNECO INC                   COM              880349105    1,910   45,000    SH         SOLE                   45,000
HERSHEY CO                    COM              427866108    1,087   20,000    SH         SOLE                   20,000
TRIUMPH GROUP INC NEW         COM              896818101    1,769   20,000    SH         SOLE                   20,000
VIASAT INC                    COM              92552V100    9,362  235,000    SH         SOLE                  235,000
VISTEON CORP                  COM NEW          92839U206    1,406   22,500    SH         SOLE                   22,500
DISNEY WALT CO                COM DISNEY       254687106    1,939   45,000    SH         SOLE                   45,000
WEIGHT WATCHERS INTL INC NEW  COM              948626106    3,505   50,000    SH         SOLE                   50,000
WESTLAKE CHEM CORP            COM              960413102      562   10,000    SH         SOLE                   10,000
WILLIAMS COS INC DEL          COM              969457100    1,091   35,000    SH         SOLE                   35,000
WYNDHAM WORLDWIDE CORP        COM              98310W108    2,545   80,000    SH         SOLE                   80,000

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